Related Entity Activities (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 30, 2015	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Entity Activities (Textual)
3D Savings Center kiosks initial purchase price		$ 2,000,000
Revenue from related party				$ 150,572		$ 454,175	$ 4,929,346	$ 365,068
Total accounts receivables							0	0
Unearned revenue			2,057,607		2,057,607		$ 3,419,616	$ 2,241,820
Advance from related party			$ 1,256,607		$ 1,256,607
Preferred stock, shares issued							1,000	0
Sale of stock description	"Super Voting Preferred Stock Series A" for $0.10 per share and the closing price of the Company's Common Stock was $0.08 per share, as reported on the Over-the-Counter Markets (OTCQB) on the date prior to the date the Board approved the transaction.
Preferred stock redemption price	$ 0.10
Preferred stock, voting rights description	Shall be automatically redeemed by the Company at $0.10 per share on the first to occur of the following triggering events: (a) 90 days following the date on which this Certificate of Designation is filed with the Secretary of State of Nevada or (b) on the date that Mr. Thornton ceases, for any reason, to serve as officer, director or consultant of the Company.
Preferred stock, par value	$ 0.01		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares outstanding							1,000	0
Purchase Agreement [Member]
Related Entity Activities (Textual)
Preferred stock, shares issued
Preferred stock, voting rights description
(i) 90 days following the date on which this Certificate of Designation is filed with the Secretary of State of Nevada or (ii) on the date that Mr. Thornton ceases, for any reason, to serve as officer, director or consultant of the Company. For so long as any shares of the Series A Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, shall have the right to vote in an amount equal to 51% of the total vote (representing a majority voting power) effecting an increase in the authorized common stock of the Company. Such vote shall be determined by the holder(s) of the then issued and outstanding shares of Series A Preferred Stock. For example, if there are 10,000 shares of the Company’s common stock issued and outstanding at the time of a shareholder vote, the holders of the Series A Preferred Stock, will have the right to vote an aggregate of 10,408 shares, out of a total number of 20,408 shares voting. The adoption of the Series A Preferred Stock and its issuance to Mr. Thornton was taken solely to allow the Company to increase the Company’s authorized shares of common stock. As a result, the Company determined that there was no recorded a preferred stock control premium for the Preferred Stock – Series A that was issued to Mr. Thornton. The rights and preferences of the shares are described in Note 12 Equity.

Repurchase of preferred stock shares	1,000
Preferred stock, par value	$ 100
Preferred stock, shares outstanding
LLC Agreement [Member]
Related Entity Activities (Textual)
3D Savings Center kiosks initial purchase price, Description					The two members of ProDava are the Company and DB. At the time of the formation of ProDava, the LLC Agreement originally provided that DB owned 80 percent of the membership interests of ProDava and the Company owned 20 percent of the membership interests of ProDava, assuming a $50,000,000 capital contribution by DB. Pursuant to the LLC Agreement, the Company made a capital contribution of $12,500,000, which represented the agreed upon value of a certain agreements which granted the Company rights to place kiosks in retail stores.
Capital contribution maximum amount					$ 50,000,000
Professional Services Agreement [Member]
Related Entity Activities (Textual)
3D Savings Center kiosks initial purchase price, Description		ProDava 3D may purchase up to $50 million in 3D Savings Center kiosks.
Percentage of advertising related revenue less expenses		80.00%
Chief Executive Officer [Member] | Purchase Agreement [Member]
Related Entity Activities (Textual)
Preferred stock, shares issued	1,000